Related Party Transactions - Schedule of Related Party Transactions (Details) (Wetouch Holding Group Limited) - Wetouch Holding Group Limited [Member] - USD ($)		9 Months Ended
		Sep. 30, 2020	Dec. 31, 2019
Amounts due from related parties		$ 73,633	$ 71,884
Amounts due to related parties		$ 4,766,080	5,000,803
Mr. Shengyong Li [Member]
Related party transaction relationship		General Manager of Sichuan Wetouch
Amounts due from related parties			72
Vision Touch Technology AG [Member]
Related party transaction relationship		100% owned by Mr. Yong Yang, Sales Director of Sichuan Wetouch
Amounts due from related parties		$ 73,633	71,812
Chengdu Wetouch Technology Co., Ltd ("Chengdu Wetouch") [Member]
Related party transaction relationship		94% owned by Mr. Guangde Cai & 2% by Mr. Shengyong Li
Amounts due to related parties		$ 129,370	121,306
Meishan Vtouch Electronics Technology Co., Ltd. [Member]
Related party transaction relationship		95% owned by Mr. Guangde Cai and 5% by Chengdu Wetouch
Amounts due to related parties		$ 74,453	397,947
Australia Vtouch Technolody Co., Ltd. [Member]
Related party transaction relationship	[1]	35.36% owned by Mr. Guangde Cai
Amounts due to related parties	[1]	$ 4,341,331	4,233,949
Mr. Guangde Cai [Member]
Related party transaction relationship		Chairman and CEO of HK Wetouch
Amounts due to related parties		$ 220,926	215,031
Mr. Yong Yang [Member]
Related party transaction relationship		Sales Director of Sichuan Wetouch
Amounts due to related parties			$ 32,570

[1]	As of September 30, 2020, RMB29.5 million (equivalent to US$4.3 million) was interest free advance provided by nine shareholders of Australia Vtouch Technology Co., Ltd, a related party, for the working capital purposes.